Commitments and contingent liabilities	12 Months Ended
Dec. 31, 2024
Disclosure of contingent liabilities [abstract]
Commitments and contingent liabilities	20. Commitments and contingent liabilities
COMMITMENTS

Lease commitments are the future cash outflows from the lease contracts which are not recorded in the measurement of lease liabilities. These include potential future payments related to leases of low-value assets, leases which are less than twelve months, variable leases, extension and termination options and leases not yet commenced but which we have committed to.

Other commitments principally comprise commitments under contract to purchase materials and services. They do not include commitments to purchase property, plant and equipment, which are reported in note 10 on pages 163 to 165.

Lease commitments and other commitments fall due as follows:	€ million Leases 2024	€ million Leases 2023	€ million Other commitments 2024	€ million Other commitments 2023
Within 1 year	101	64	1,654	1,510
Later than 1 year but not later than 5 years	163	79	2,360	2,595
Later than 5 years	66	148	184	265
	330	291	4,198	4,370
20. COMMITMENTS AND CONTINGENT LIABILITIES continued
CONTINGENT LIABILITIES

Contingent liabilities are either possible obligations that will probably not require a transfer of economic benefits, or present obligations that may, but probably will not, require a transfer of economic benefits. It is not appropriate to make provisions for contingent liabilities, but there is a chance that they will result in an obligation in the future. Assessing the amount of liabilities that are not probable is highly judgemental, so contingent liabilities are disclosed on the basis of the known maximum exposure.

Contingent liabilities arise in respect of litigations against group companies, investigations by competition, regulatory and fiscal authorities and obligations arising under environmental legislation. In many markets, there is a high degree of complexity involved in the local tax regimes. The majority of contingent liabilities are in respect of fiscal matters in Brazil, with no other contingent liability being individually material.
In the case of fiscal matters, the known maximum exposure is the amount included in a tax assessment.

Summary of contingent liabilities	€ million 2024	€ million 2023
Corporate reorganisation – IPI, PIS and COFINS taxes and penalties	3,230	3,757
Inputs for PIS and COFINS taxes	35	40
Goodwill amortisation	144	174
Other tax assessments – approximately 500 cases	855	983
Total Brazil Tax	4,264	4,954
Other contingent liabilities	571	575
Total contingent liabilities	4,835	5,529
Brazil tax
During 2004, and in common with many other businesses operating in Brazil, one of our Brazilian subsidiaries received a notice of infringement from the Federal
Revenue Service in respect of indirect taxes regarding corporate reorganisation. The notice alleges that a 2001 reorganisation of our local corporate structure was undertaken without a valid business purpose. The 2001 reorganisation was comparable with restructuring done by many companies in Brazil. The original dispute was resolved in the courts in the Group’s favour. However, in 2013 a new assessment was raised in respect of a similar matter. Additionally, during the course of 2014 and between 2017 and 2024, other notices of infringement were issued based on the same grounds argued in the previous assessments. The total amount of the tax assessments in respect of this matter is €3,230 million (2023: €3,757 million).
The Group believes that the likelihood that the Brazilian tax authorities will ultimately prevail is low, however there can be no guarantee of success in court. In each case we believe our position is strong, so they have not been provided for and are considered to be contingent liabilities. Due to the fiscal environment in Brazil, there remains the possibility of material tax assessments related to the same matters for periods not yet assessed. We expect that tax litigation cases related to this matter may move from the Administrative to the Judicial Courts, although the exact timing is uncertain. In such case, we will be required to make a judicial deposit or provide a guarantee in respect of the disputed tax, interest and penalties. The judicial process in Brazil is likely to take a number of years to conclude.
The contingent liabilities reported for indirect taxes relating to disputes with the Brazilian authorities are separate from the provisions listed in note 19. Unilever does not hold provisions and contingent liabilities for the same matters.